Trade and other payables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade and other payables
20. Trade and other payables

	2021 $m	2020 $m
Current
Trade payables	109	80
Other tax and social security payable	29	37
Other payables	119	146
Deferred purchase consideration (note 25)	–	13
Accruals	322	190
	579	466

Non-current
Other payables	4	4
Deferred purchase consideration (note 25)	12	11
Contingent purchase consideration (note 25)	73	79
	89	94
Other payables includes $29m (2020: $65m) relating to the UK portfolio rent (see note 18).